Real Estate Owned (Details Textual) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Real estate owned	$ 1,177,291	$ 1,222,454	$ 1,001,054
Rental properties	971,579	789,126
Real estate held-for-sale	$ 205,712	$ 433,328